Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40816
Entity Registrant Name	ARGO BLOCKCHAIN PLC
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Eastcastle House
Entity Address, Address Line Two	27/28 Eastcastle Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1W 8DH
Entity Address, Country	GB
Entity Common Stock, Shares Outstanding	28,857,673,160
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001841675
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PKF Littlejohn LLP
Auditor Location	London, England
Auditor Firm ID	2814
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value of £0.001 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
American Depository Shares
Document Information [Line Items]
Title of 12(b) Security	American Depository Shares, each representing 2,160 ordinary shares
Trading Symbol	ARBK
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Eastcastle House
Entity Address, Address Line Two	27/28 Eastcastle Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1W 8DH
Entity Address, Country	GB
Contact Personnel Name	Charlotte Proctor Worrall
Country Region	44
City Area Code	20
Local Phone Number	788 400 3403